John Hancock
Absolute Return Currency Fund (formerly John Hancock Currency Strategies Fund)

SUMMARY PROSPECTUS 12-1-14

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the Statement of Additional Information and most recent reports, online at jhinvestments.com/Forms/Prospectuses.aspx. You can also get this information at no cost by calling 800-225-5291 or by sending an email request to info@jhinvestments.com. The fund's prospectus and Statement of Additional Information, both dated 12-1-14, as may be supplemented, and most recent financial highlights information included in the shareholder report, dated 7-31-14, are incorporated by reference into this summary prospectus.

Class A: JCUAX	Class C: JCUCX

Investment objective

The fund seeks to achieve absolute return from investments in currency markets.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 14 to 16 of the prospectus under "Sales charge reductions and waivers" or pages 99 to 102 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Shareholder fees (fees paid directly from your investment)	Class A	Class C
Maximum front-end sales charge (load) on purchases, as a % of purchase price	3.00%	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00% (on certain purchases, including those of $1 million or more)	1.00%
Small account fee (for fund account balances under $1,000)	$20	$20

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C
Management fee	0.87		0.87
Distribution and service (Rule 12b-1) fees	0.30		1.00
Other expenses	0.19	[1]	0.18	[2]
Acquired fund fees and expenses [3]	0.01		0.01
Total annual fund operating expenses [4]	1.37		2.06
[1]	"Other expenses" have been restated for Class A shares from fiscal year amounts to reflect current fees and expenses.
[2]	"Other expenses" have been estimated for the first year of operations of the fund's Class C shares.
[3]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[4]

The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated assuming you redeem all of your shares at the end of those periods. For Class C shares, the expense examples may differ if shares are sold or kept at the end of the period. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

John Hancock Absolute Return Currency Fund

Expenses ($)	Class A	Class C
Shares		Sold	Kept
1 year	435	309	209
3 years	721	646	646
5 years	1,027	1,108	1,108
10 years	1,897	2,390	2,390

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, at least 80% of the value of the fund's net assets, including borrowings for investment purposes, if any, will be exposed to currency through currency forwards and other currency transactions, such as spot currency transactions and currency options. The fund's assets that are not used to purchase currency forwards and other currency instruments will be invested in investment-grade debt securities with maturities of one year or less. The fund seeks to achieve positive absolute returns through the income produced by the debt securities and any net gains resulting from fluctuations in the values of currencies. An absolute return approach means that the fund seeks to earn a positive return regardless of market conditions. Net losses on currency transactions will reduce positive absolute returns.

Investment-grade debt securities are securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor's Ratings Services (S&P), Fitch Ratings (Fitch) or Moody's Investors Service, Inc. (Moody's), or are unrated securities determined by the subadvisor to be of comparable quality to investment-grade securities. Investment-grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by S&P and Fitch or as Aaa, Aa, A or Baa by Moody's. Investment-grade debt securities include U.S. government securities, including U.S. Treasuries, and cash equivalents.

The fund may be exposed to currencies of developed and emerging-market countries that, in the subadvisor's opinion, have liquid currency markets. The fund employs an active currency strategy to deliver returns (or alpha) that are not correlated to the movements of the securities markets. The strategy seeks to achieve an absolute return by taking positions in certain currencies relative to a "world basket" of currencies, based on signals that are generated from a set of models that exhibit low correlation to both each other and to traditional equity and bond markets. It aims to exploit currency market inefficiencies across and within global markets to maximize risk-adjusted absolute return by taking both long and short positions in certain currencies. The investment process is systematic and fundamentally based, in that it relies on models derived and tested on ecomomic fundamentals. The fund seeks to take advantage of the effects of such fundamentals, including short-term and long-term capital flows, trade flows and supply/demand pressures, and to exploit factors that drive the relative value of currency markets.

Use of hedging and other strategic transactions. The fund is authorized to use various hedging and other strategic transactions. In pursuing its investment objective, the fund may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund's derivative transactions will typically be fully collateralized on a net basis. The fund's investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. The fund may use derivatives for many purposes, including for hedging and as a substitute for direct investment in securities or other assets.

The fund's portfolio managers may consider selling a security for several reasons, including when (1) the issuer's fundamentals deteriorate or it posts disappointing earnings; (2) the security's price appears to be overvalued; or (3) a more attractive investment opportunity is identified.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. In addition, although the subadvisor aims to maximize absolute return, there is no guarantee that the fund will generate positive returns. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective. In addition, political events within the United States and abroad, including the U.S. government's ongoing difficulty agreeing on a long-term budget and deficit reduction plan and uncertainty surrounding sovereign debt of European Union members, could negatively impact financial markets and the fund's performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from the fund's performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk. The subadvisor's investment strategy may fail to produce the intended result.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, spot transactions, currency forwards, currency options or other over-the-counter derivatives contracts, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

Currency risk. If currencies do not perform as the subadvisor expects, a fund could have significant losses which exceed the amount invested in the currency instruments since currency transactions involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss.

Economic and market events risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Fixed-income securities risk. Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or average duration of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk. As compared with U.S. corporate and government issuers, there may be less publicly available information relating to foreign corporate and government issuers. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, derivative instruments could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions that the fund intends to utilize and the main risks associated with each of them:

Currency options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving currency options.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Liquidity risk. Exposure exists when reduced trading volume, a relative lack of market makers, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price. Liquidity risk may result from the lack of an active market, the reduced number of traditional market participants, or the reduced capacity of traditional market participants to make a market in fixed-income securities. In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from fixed-income mutual funds may be higher than normal; the selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand due to a lack of buyers, thereby impairing the fund's ability to sell such securities.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

Calendar year total returns. These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for Class C shares.

Average annual total returns. Performance of a broad-based market index is included for comparison.

John Hancock Absolute Return Currency Fund

After-tax returns. These are shown only for Class A shares and would be different for Class C shares. They reflect the highest individual federal marginal income-tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan.

August 2, 2010, is the inception date for the oldest class of shares, Class A shares. Class C shares commenced operations on August 26, 2014; the returns prior to that date are those of Class A shares that have been recalculated to apply the estimated gross fees and expenses of Class C shares. Returns for Class C shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Calendar year total returns—Class A (%)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2014, was 7.91%.

Best quarter: Q2 '13, 8.46%

Worst quarter: Q2 '11, –4.65%

Average annual total returns (%)	1 year	Inception
As of 12-31-13		08-02-10
Class A before tax	–0.09	–1.22
After tax on distributions	–2.07	–1.85
After tax on distributions, with sale	0.87	–1.00
Class C before tax	1.37	–3.23
Citigroup 1-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.03	0.06

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor First Quadrant, LP

Portfolio management

Jeppe Ladekarl Director, Research Managed the fund since 2012	Dori Levanoni Director, Research Managed the fund since inception

Purchase and sale of fund shares

The minimum initial investment requirement for Class A and Class C shares of the fund is $1,000, except for group investments, which is $250. There are no subsequent investment requirements. You may redeem shares of the fund on any business day through our website: jhinvestments.com; by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or by telephone: 800-225-5291.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

© 2014 JOHN HANCOCK FUNDS, LLC 3640SP 12-1-14 SEC file number: 811-21779